Preferred Stock (Details) - USD ($)			12 Months Ended
	Dec. 18, 2023	Mar. 02, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			50,000,000	50,000,000		0
Preferred stock, par or stated value per share (in dollars per share)			$ 0.000001	$ 0.000001		$ 0.000001
Preferred Stock, shares, outstanding (in shares)			0	0		0
Stock issued during period, shares, new issues (in shares)	13,505,271
Reverse merger, conversion ratio (in shares)	0.0756				0.0756
Common stock, shares, issued (in shares)	7,231,747		12,823,665	13,010,867		0
Class of warrant or right, issued (in shares)	1,825,635
Convertible preferred stock, non-cumulative dividends, per-dollar-amount (in dollars per share)			$ 0.18
Convertible preferred dividends, net of tax			$ 0
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		27,274,586
Sale of stock, price per share (in dollars per share)		$ 2.44
Proceeds from issuance of redeemable convertible preferred stock		$ 66,500,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	12,823,665		0			428,334
Preferred stock, convertible, conversion price (in dollars per share)		$ 2.15
Class A Common Stock | IPO
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)			$ 4.30
Sale of stock, consideration received on transaction			$ 75,000,000.0
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares, issued (in shares)			0			0
Preferred stock, convertible, conversion price (in dollars per share)		$ 2.44
Class B Common Stock | IPO
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)			$ 3.66
Sale of stock, consideration received on transaction			$ 50,000,000.0
Series A-1 Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity, liquidation preference per share (in dollars per share)			$ 5.38